Note Regulatory capital requirements (Corporation's risk-based capital and leverage ratios) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Corporate
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 5,354,199	$ 4,985,265
Capital to Risk Weighted Assets	19.54%	19.22%
Common Equity Tier One Capital	$ 4,631,511	$ 4,226,519
Common Equity Tier One Capital Ratio	16.90%	16.30%
Tier One Risk Based Capital	$ 4,631,511	$ 4,226,519
Tier One Risk Based Capital to Risk Weighted Assets	16.90%	16.30%
Tier One Leverage Capital	$ 4,631,511	$ 4,226,519
Tier One Leverage Capital to Average Assets	9.88%	10.02%
Corporate | Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	$ 2,706,117	$ 2,399,052
Capital Required for Capital Adequacy to Risk Weighted Assets	9.875%	9.25%
Common Equity Tier One Capital Required For Capital Adequacy	$ 1,746,987	$ 1,491,303
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	6.375%	5.75%
Tier One Risk Based Capital Required for Capital Adequacy	$ 2,158,043	$ 1,880,338
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	7.875%	7.25%
Tier One Leverage Capital Required for Capital Adequacy	$ 1,875,057	$ 1,687,432
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Banco Popular de Puerto Rico
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 3,900,536	$ 3,793,268
Capital to Risk Weighted Assets	19.00%	19.73%
Common Equity Tier One Capital	$ 3,638,009	$ 3,546,121
Common Equity Tier One Capital Ratio	17.72%	18.44%
Tier One Risk Based Capital	$ 3,638,009	$ 3,546,121
Tier One Risk Based Capital to Risk Weighted Assets	17.72%	18.44%
Tier One Leverage Capital	$ 3,638,009	$ 3,546,121
Tier One Leverage Capital to Average Assets	9.62%	10.67%
Banco Popular de Puerto Rico | Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	$ 2,027,005	$ 1,778,498
Capital Required for Capital Adequacy to Risk Weighted Assets	9.875%	9.25%
Common Equity Tier One Capital Required For Capital Adequacy	$ 1,308,573	$ 1,105,553
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	6.375%	5.75%
Tier One Risk Based Capital Required for Capital Adequacy	$ 1,616,473	$ 1,393,958
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	7.875%	7.25%
Tier One Leverage Capital Required for Capital Adequacy	$ 1,512,568	$ 1,328,818
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
PB
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 1,148,253	$ 1,083,171
Capital to Risk Weighted Assets	17.82%	17.05%
Common Equity Tier One Capital	$ 1,085,829	$ 1,010,232
Common Equity Tier One Capital Ratio	16.85%	15.90%
Tier One Risk Based Capital	$ 1,085,829	$ 1,010,232
Tier One Risk Based Capital to Risk Weighted Assets	16.85%	15.90%
Tier One Leverage Capital	$ 1,085,829	$ 1,010,232
Tier One Leverage Capital to Average Assets	12.42%	11.69%
PB | Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	$ 636,450	$ 587,809
Capital Required for Capital Adequacy to Risk Weighted Assets	9.875%	9.25%
Common Equity Tier One Capital Required For Capital Adequacy	$ 410,873	$ 365,395
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	6.375%	5.75%
Tier One Risk Based Capital Required for Capital Adequacy	$ 507,549	$ 460,715
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	7.875%	7.25%
Tier One Leverage Capital Required for Capital Adequacy	$ 349,580	$ 345,681
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%